Investments	12 Months Ended
Dec. 31, 2017
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	144,580	65,000	9,990
Total held-to-maturity investments	144,580	65,000	9,990
- Available-for-sale investments
- Fixed income products	154,594	95,345	14,655
Total available-for-sale investments	154,594	95,345	14,655
Total short-term investments	299,174	160,345	24,645
Long-term investments
- Held-to-maturity investments
- Fixed income products	134,500	205,500	31,585
Total held-to-maturity investments	134,500	205,500	31,585
- Available-for-sale investments
- Listed equity securities	—	294,080	45,199
- Fixed income product	—	138,897	21,348
Total available-for-sale investments	—	432,977	66,547
- Investments held by consolidated investment funds	—	49,029	7,536
- Other long-term investments
- Private equity funds products	95,569	147,800	22,716
- Other investments	116,851	152,960	23,510
Total other long-term investments	212,420	300,760	46,226
Total long-term investments	346,920	988,266	151,894
Total investments	646,094	1,148,611	176,539

Held-to-maturity investments consist of investments in fixed income products that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB4,857, RMB21,393 and RMB22,090 for the years ended December 31, 2015, 2016 and 2017, respectively. The gross unrecognized holding gain was RMB1,361 and RMB 9,136 for the years ended December 31, 2016 and 2017. Of the long-term held-to-maturity investments, RMB204,500 and RMB1,000 will mature in 2019 and 2021, respectively. Held-to-maturity investments also include investments in debt securities managed by the Group of RMB 124,500 and RMB195,500 as of December 31, 2016 and 2017, respectively.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2016 and 2017 was RMB22,983 and RMB272,574, recorded in the other comprehensive income, of which RMB27,693 and RMB22,149 was realized and reclassified from other comprehensive income to investment income in the consolidated statements of operations during the year. As of December 31, 2016 and 2017, the net unrealized gain, net of tax, remained in other comprehensive income was RMB393 and RMB253,099, respectively. The amortized cost of the available-for-sale investments as of December 31, 2016 and 2017 was RMB152,950 and RMB 108,886, respectively. There’s no investment with realized or unrealized losses during the periods presented.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Company has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest, equity investments of common shares of several companies with less than 15% interest and equity investments of preferred shares in three overseas companies (Upgrade Inc., LendingHome Corporation, and Addepar Inc.) with less than 1% interest. The Group accounted for these private equity funds investments and equity investment in private entity using the cost method of accounting due to the fact that the Group has no significant influence on the investees.

In 2014, the Company invested RMB14,413 in PPDAI Group Inc. (“PPDAI”), by subscribing and purchasing Series B Preferred Shares, representing 2.62% of the investee’s issued share capital. PPDAI is a private entity primarily engaged in the P2P internet lending business. Since November 10, 2017, PPDAI ’s American Depositary Shares (ADSs) have been listed on the New York Stock Exchange under the symbol “PPDF”. Since all the preferred shares previously held by the Group were converted into newly issued ordinary shares of PPDAI, the Company reclassified this investment, which was previously recorded as cost method investment, under available-for-sale and measured it at fair value as a result. The equity interests in PPDAI held by the Company was diluted to 2.11% as of December 31, 2017.